John Hancock Short Duration Bond Fund Average Annual Total Returns - John Hancock Short Duration Bond Fund Classes A C I and R6 [Member]		12 Months Ended	60 Months Ended	66 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	0.19%
Bloomberg U.S. Aggregate 1–3 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	1.53%	1.65%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	1.78%	1.86%
Performance Inception Date	Jul. 16, 2019
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	0.32%	0.42%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.68%	0.73%	0.80%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	1.49%	1.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	2.50%	2.54%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	2.61%	2.65%